CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]

15) CASH AND CASH EQUIVALENTS

	Thousands of U.S. dollars
	2017	2018
Deposits held at call	111,495	100,706
Short-term financial investments	30,267	32,820
Total	141,762	133,526

“Short-term financial investments” comprises short-term fixedincome securities in Brazil, which mature in less than 90 days and accrue interest pegged to the CDI.